Investment Objectives and Goals - iShares Enhanced International Active ETF	Feb. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES ENHANCED INTERNATIONAL ACTIVE ETF Ticker: ENHI Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced International Active ETF (the “Fund”) seeks to outperform the MSCI EAFE® Index (the “MSCI EAFE Index”).